SCHEDULE OF FAIR VALUE MEASUREMENTS, RECURRING AND NONRECURRING, VALUATION TECHNIQUES (Details) - Convertible Debt [Member]	3 Months Ended	12 Months Ended
	Sep. 30, 2025	Jun. 30, 2025	Jun. 30, 2024
Measurement Input, Price Volatility [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt instrument, measurement input, percentages	425	413.55	323.40
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt instrument, measurement input, percentages
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt instrument, measurement input, percentages		344	323.40
Measurement Input, Price Volatility [Member] | New Derivative Instruments [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt instrument, measurement input, percentages		414	333.45
Measurement Input, Expected Term [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Maturity term	7 days	3 days	3 days
Measurement Input, Expected Term [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Maturity term	8 months 12 days	11 months 12 days	3 months 10 days
Measurement Input, Expected Term [Member] | New Derivative Instruments [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Maturity term			6 months
Measurement Input, Expected Term [Member] | New Derivative Instruments [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Maturity term		7 months 28 days
Measurement Input, Expected Term [Member] | New Derivative Instruments [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Maturity term		1 year
Measurement Input, Risk Free Interest Rate [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt instrument, measurement input, percentages	3.98	4.21	5.45
Measurement Input, Risk Free Interest Rate [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt instrument, measurement input, percentages	4.20	4.45	5.47
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt instrument, measurement input, percentages
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member] | Minimum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt instrument, measurement input, percentages		4.21	5.42
Measurement Input, Risk Free Interest Rate [Member] | New Derivative Instruments [Member] | Maximum [Member]
Significant Change in Unrecognized Tax Benefits is Reasonably Possible [Line Items]
Debt instrument, measurement input, percentages		4.29	5.55